Schedule of property and equipment (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Gross book value	$ 357,764	$ 488,777	$ 472,876
Less: accumulated depreciation	(352,628)	(481,760)	(425,348)
Net book value	5,136	7,017	47,528
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross book value	16,466	22,496	22,496
Machinery [Member]
Property, Plant and Equipment [Line Items]
Gross book value	104,245	142,419	142,419
Office Equipment & Computers [Member]
Property, Plant and Equipment [Line Items]
Gross book value	200,890	274,456	258,555
Renovation [Member]
Property, Plant and Equipment [Line Items]
Gross book value	$ 36,163	$ 49,406	$ 49,406